UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

MID CAP CORE PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 13.9%
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies Inc.	23,000	$870,550	*
Household Durables - 7.5%
Jarden Corp.	54,500	1,938,565
Mohawk Industries Inc.	19,000	1,161,850	*
NVR Inc.	1,100	831,600	*
Toll Brothers Inc.	39,000	771,030	*
Whirlpool Corp.	15,500	1,323,080

Total Household Durables		6,026,125

Specialty Retail - 5.3%
Jos. A. Bank Clothiers Inc.	32,000	1,628,160	*
Ross Stores Inc.	23,000	1,635,760
Tractor Supply Co.	17,000	1,017,620

Total Specialty Retail		4,281,540

TOTAL CONSUMER DISCRETIONARY		11,178,215

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 2.6%
Casey’s General Stores Inc.	29,000	1,131,000
Pantry Inc.	63,500	941,705	*

TOTAL CONSUMER STAPLES		2,072,705

ENERGY - 9.5%
Energy Equipment & Services - 4.7%
Complete Production Services Inc.	32,000	1,017,920	*
ION Geophysical Corp.	39,230	497,829	*
Oceaneering International Inc.	11,000	983,950	*
Oil States International Inc.	17,000	1,294,380	*

Total Energy Equipment & Services		3,794,079

Oil, Gas & Consumable Fuels - 4.8%
Peabody Energy Corp.	18,000	1,295,280
Petrohawk Energy Corp.	44,000	1,079,760	*
Whiting Petroleum Corp.	20,000	1,469,000	*

Total Oil, Gas & Consumable Fuels		3,844,040

TOTAL ENERGY		7,638,119

FINANCIALS - 17.5%
Capital Markets - 6.2%
Invesco Ltd.	56,000	1,431,360
Lazard Ltd., Class A	27,000	1,122,660
Och-Ziff Capital Management Group	68,000	1,109,760
TD Ameritrade Holding Corp.	63,000	1,314,810

Total Capital Markets		4,978,590

Commercial Banks - 4.4%
Comerica Inc.	31,000	1,138,320
M&T Bank Corp.	11,000	973,170
Signature Bank	26,000	1,466,400	*

Total Commercial Banks		3,577,890

Insurance - 3.4%
Arch Capital Group Ltd.	15,500	1,537,445	*
PartnerRe Ltd.	15,000	1,188,600

Total Insurance		2,726,045

Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities Inc.	15,500	1,208,535
Health Care REIT Inc.	10,500	550,620

Total Real Estate Investment Trusts (REITs)		1,759,155

Thrifts & Mortgage Finance - 1.3%
People’s United Financial Inc.	81,000	1,018,980

TOTAL FINANCIALS		14,060,660

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
HEALTH CARE - 12.7%
Biotechnology - 2.9%
Human Genome Sciences Inc.	31,000	$850,950	*
Onyx Pharmaceuticals Inc.	32,000	1,125,760	*
Vanda Pharmaceuticals Inc.	50,000	364,500	*

Total Biotechnology		2,341,210

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	38,000	1,503,280
Magellan Health Services Inc.	25,300	1,241,724	*
Mednax Inc.	26,000	1,731,860	*

Total Health Care Providers & Services		4,476,864

Pharmaceuticals - 4.2%
Elan Corp. PLC, ADR	65,800	452,704	*
Shire PLC, ADR	15,900	1,384,890
Warner Chilcott PLC, Class A Shares	67,000	1,559,760

Total Pharmaceuticals		3,397,354

TOTAL HEALTH CARE		10,215,428

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.3%
L-3 Communications Holdings Inc.	13,200	1,033,692

Air Freight & Logistics - 1.8%
UTI Worldwide Inc.	72,000	1,457,280

Airlines - 1.3%
Allegiant Travel Co.	23,000	1,007,630

Commercial Services & Supplies - 1.9%
Cintas Corp.	51,000	1,543,770

Construction & Engineering - 4.6%
Aecom Technology Corp.	55,000	1,525,150	*
MasTec Inc.	67,000	1,393,600	*
Quanta Services Inc.	36,000	807,480	*

Total Construction & Engineering		3,726,230

Electrical Equipment - 2.0%
EnerSys	40,000	1,590,000	*

Machinery - 2.1%
Parker Hannifin Corp.	18,000	1,704,240

TOTAL INDUSTRIALS		12,062,842

INFORMATION TECHNOLOGY - 16.0%
Computers & Peripherals - 1.6%
Seagate Technology PLC	92,000	1,324,800	*

Internet Software & Services - 1.5%
Monster Worldwide Inc.	76,000	1,208,400	*

IT Services - 1.5%
Global Payments Inc.	25,000	1,223,000

Semiconductors & Semiconductor Equipment - 4.0%
Cymer Inc.	15,830	895,662	*
Microchip Technology Inc.	21,940	833,939
Varian Semiconductor Equipment Associates Inc.	14,000	681,380	*
Xilinx Inc.	23,670	776,376

Total Semiconductors & Semiconductor Equipment		3,187,357

Software - 7.4%
Amdocs Ltd.	42,000	1,211,700	*
Autodesk Inc.	24,180	1,066,579	*
Blackboard Inc.	26,400	956,736	*
Check Point Software Technologies Ltd.	25,000	1,276,250	*
Quest Software Inc.	56,000	1,421,840	*

Total Software		5,933,105

TOTAL INFORMATION TECHNOLOGY		12,876,662

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
MATERIALS - 10.0%
Chemicals - 5.8%
Celanese Corp., Series A Shares	27,000	$1,197,990
Nalco Holding Co.	15,000	409,650
PolyOne Corp.	30,000	426,300
Rockwood Holdings Inc.	30,000	1,476,600	*
Solutia Inc.	46,000	1,168,400	*

Total Chemicals		4,678,940

Containers & Packaging - 1.9%
Crown Holdings Inc.	40,000	1,543,200	*
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd.	15,000	995,250
Allegheny Technologies Inc.	12,500	846,500

Total Metals & Mining		1,841,750

TOTAL MATERIALS		8,063,890

UTILITIES - 2.0%
Multi-Utilities - 2.0%
Sempra Energy	14,200	759,700
Wisconsin Energy Corp.	28,000	854,000
TOTAL UTILITIES		1,613,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $62,350,295)		79,782,221

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $1,125,003; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $1,147,500) (Cost - $1,125,000)	0.110%	4/1/11	1,125,000	1,125,000

TOTAL INVESTMENTS - 100.6% (Cost - $63,475,295#)				80,907,221
Liabilities in Excess of Other Assets - (0.6)%				(478,113)

TOTAL NET ASSETS - 100.0%				$80,429,108

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL

Common stocks†	$79,782,221	—	—	$79,782,221
Short-term investments†	—	$1,125,000	—	1,125,000

Total investments	$79,782,221	$1,125,000	—	$80,907,221

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell,

Notes to Schedule of Investments (unaudited) (continued)

the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,705,519
Gross unrealized depreciation	(1,273,593)

Net unrealized appreciation	$17,431,926

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011